Income Taxes - Reconciliation of income tax rate to effective tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory rate					21.00%	21.00%	35.00%
State income tax, net of federal tax benefit					12.80%	18.70%
Total					33.80%	39.70%
Landcadia Holdings II, Inc
Statutory rate					21.00%	21.00%	34.40%
Other					0.00%	0.00%	0.00%
Total	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	34.40%